Convertible debt (Details Textual) (USD $)	1 Months Ended			9 Months Ended		12 Months Ended						12 Months Ended	9 Months Ended	12 Months Ended				12 Months Ended		9 Months Ended	12 Months Ended				12 Months Ended			9 Months Ended		9 Months Ended		12 Months Ended				1 Months Ended	3 Months Ended		12 Months Ended					12 Months Ended				1 Months Ended		3 Months Ended		12 Months Ended			1 Months Ended	3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended			12 Months Ended
	Oct. 31, 2012	Aug. 31, 2012	Jul. 31, 2012	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Oct. 04, 2012	Jan. 31, 2012	Jul. 02, 2007	Dec. 31, 2010 Series B Convertible Preferred Stock [Member]	Sep. 30, 2012 Roenigk 2007 Convertible Promissory Note [Member]	Dec. 31, 2011 Roenigk 2007 Convertible Promissory Note [Member]	Jun. 20, 2012 Roenigk 2007 Convertible Promissory Note [Member]	Dec. 31, 2010 Roenigk 2007 Convertible Promissory Note [Member]	Mar. 21, 2007 Roenigk 2007 Convertible Promissory Note [Member]	Dec. 31, 2011 Roenigk 2007 Convertible Promissory Note [Member] Maximum [Member]	Dec. 31, 2011 Roenigk 2007 Convertible Promissory Note [Member] Minimum [Member]	Sep. 30, 2012 Roenigk 2008 Convertible Promissory Note [Member]	Dec. 31, 2011 Roenigk 2008 Convertible Promissory Note [Member]	Jun. 20, 2012 Roenigk 2008 Convertible Promissory Note [Member]	Dec. 31, 2010 Roenigk 2008 Convertible Promissory Note [Member]	Mar. 21, 2007 Roenigk 2008 Convertible Promissory Note [Member]	Dec. 31, 2011 Roenigk 2008 Convertible Promissory Note [Member] Maximum [Member]	Dec. 31, 2011 Roenigk 2008 Convertible Promissory Note [Member] Minimum [Member]	Dec. 31, 2008 Roenigk 2008 Convertible Promissory Note [Member] Securities Purchase Agreement [Member]	Sep. 30, 2012 December 2011 Convertible Promissory Notes [Member]	Dec. 31, 2011 December 2011 Convertible Promissory Notes [Member]	Sep. 30, 2012 Roenigk 2012 Convertible Promissory Note [Member]	Jun. 20, 2012 Roenigk 2012 Convertible Promissory Note [Member]	Dec. 31, 2011 Convertible Promissory Notes One [Member]	Dec. 31, 2011 Convertible Promissory Notes Two [Member]	Dec. 31, 2011 Convertible Promissory Notes Three [Member]	Dec. 31, 2010 Convertible Promissory Notes Three [Member]	Jul. 31, 2011 Castion Acquisition Financing [Member]	Dec. 31, 2011 Castion Acquisition Financing [Member]	Mar. 31, 2011 Castion Acquisition Financing [Member]	Dec. 31, 2011 Castion Acquisition Financing [Member]	Dec. 31, 2009 Castion Acquisition Financing [Member]	Dec. 31, 2007 Castion Acquisition Financing [Member]	Dec. 31, 2010 Castion Acquisition Financing [Member]	Jul. 02, 2007 Castion Acquisition Financing [Member]	Dec. 31, 2011 Castion Acquisition Financing [Member] Series B Convertible Preferred Stock [Member]	Dec. 31, 2010 Castion Minority Interest Financing [Member]	Dec. 31, 2009 Castion Minority Interest Financing [Member]	Jan. 31, 2009 Castion Minority Interest Financing [Member]	Jul. 31, 2011 Bridge Notes 2010 [Member]	Jun. 30, 2010 Bridge Notes 2010 [Member]	Mar. 31, 2011 Bridge Notes 2010 [Member]	Sep. 30, 2010 Bridge Notes 2010 [Member]	Dec. 31, 2011 Bridge Notes 2010 [Member]	Dec. 31, 2010 Bridge Notes 2010 [Member]	Mar. 10, 2010 Bridge Notes 2010 [Member]	Jul. 31, 2011 Bridge Notes 2010 [Member] Series B Convertible Preferred Stock [Member]	Sep. 30, 2011 Bridge Notes 2010 [Member] Series B Convertible Preferred Stock [Member]	Dec. 31, 2011 Bridge Notes 2010 [Member] Series B Convertible Preferred Stock [Member]	Dec. 31, 2010 Bridge Notes 2010 [Member] Series B Convertible Preferred Stock [Member]	Dec. 31, 2011 June 2011 Bridge Notes [Member]	Dec. 31, 2011 June 2011 Bridge Notes [Member]	Jul. 12, 2011 June 2011 Bridge Notes [Member]	Jun. 17, 2011 June 2011 Bridge Notes [Member]	Dec. 31, 2011 June 2011 Bridge Notes [Member] Series B Convertible Preferred Stock [Member]	Dec. 31, 2011 December 2011 Bridge Note [Member]	Dec. 02, 2011 December 2011 Bridge Note [Member]
Debt Instrument, Interest Rate, Stated Percentage							5.00%						5.00%	12.50%						5.00%	5.00%								12.50%	8.00%		12.50%	10.00%	10.00%																				3.00%					10.00%	10.00%					12.50%
Debt Instrument, Maturity Date													Mar. 21, 2013	Mar. 07, 2013						Mar. 07, 2013	Mar. 21, 2013							Dec. 31, 2012		Mar. 31, 2014		Dec. 31, 2012	Feb. 29, 2012	Feb. 29, 2012						May 31, 2010	May 31, 2010					May 31, 2010							Feb. 28, 2011							Feb. 29, 2012				Dec. 31, 2012
Debt Instrument, Interest Rate Increase																														0.08
Debt Instrument, Convertible, Conversion Price								$ 0.5			$ 0.50						$ 0.50				$ 0.50			$ 0.50							$ 0.50													$ 2.40										$ 0.24			$ 2.40
Debt Instrument, Frequency of Periodic Payment													Interest on the Note is payable semi-annually							Interest on the Note is payable semi-annually										Interest on the Note is payable semi-annually.
Additional Accrued Interest													$ 24,000							$ 22,000										$ 67,000
Interest Payable, Current							142,000							188,000	213,000	144,000						165,000	99,000
Debt Instrument, Unamortized Discount														78,000		132,000					181,000		345,000							126,000					496,000		313,425		313,425																				60,000	60,000
Debt Instrument Deferral Fees													2,500	2,500						2,500	2,500									5,000
Bridge Loan Exchanged For Promissory Note																													1,250,000
Amount Of Investment Subject To Option																											750,000
Investment Owned, Subject to Option, Exercise Dates																											7-Mar-08
Debt Instrument, Interest Rate Terms																														The Note bears interest at the rate of 5% per annum from April 1, 2012 through May 31, 2012, then bears interest at the rate of 8% per annum until the maturity date, March 31, 2014.
Warrant Issued For Purchase Of Common Stock	4,141,500					5,633,344								750,000							750,000															10,455,024			10,455,024														8,300,000
Investment Warrants Exercise Price1 (in dollars per share)	$ 0.10	$ 0.10	$ 0.10			$ 0.095												$ 1.00	$ 0.50						$ 1.00	$ 0.50																										$ 0.30
Investment Warrants Expiration Date														Mar. 21, 2013							Mar. 07, 2014
Proceeds from Issuance of Warrants														193,000							321,000
Debt Instrument, Convertible, Beneficial Conversion Feature												1,894,000		88,000							429,000																		313,182														3,053,000
Interest Expense, Debt														281,000							750,000																		626,607
Proceeds from Notes Payable																																																					4,600,000
Debt Instrument, Face Amount									700,000								750,000							750,000							1,877,217												3,353,127				351,614							2,600,000							1,600,000	2,900,000			1,250,000
Common Stock, Price Per Share								$ 0.24																															$ 0.40						$ 0.24
Tender of Roenigk 2007 and 2008 Convertible Promissory Notes in exchange for Roenigk 2012 Convertible Promissory Note				1,877,000	0																																							902,710,000	433,000								1,900,000		4,500,000		4,500,000	1,900,000
Debt Conversion, Converted Instrument, Shares Issued																																												376,129	1,802,445								791,668					791,668
Long-term Debt, Gross																																										2,027,000
Debt Instrument Valuation Discount Computation Description																																							A valuation discount of $313,425 was computed on the Notes based on a fair market value interest rate of 10% compared to the stated rate of 6.5%, which was adjusted to 10% as of November 30, 2007 in accordance with the terms of the Notes.
Repayments of Debt																																				1,568,267			1,600,000									1,568,267
Common Stock Shares Issued For Debt Settlement																																							6,018,065
Additional Repayments Of Debt							1,144,336																																37,914
Restated Interest Rate																																							10.00%														10.00%
Debt Conversion, Description																																							The restated CASTion Notes also provided that, in the event that (i) the closing price of the Company's Common Stock equaled or exceeded $0.72 per share for 20 consecutive trading days and (ii) the daily average trading volume of the Company's Common Stock exceeded 30,000 shares for 20 consecutive trading days, then the entire principal amount, plus all accrued and unpaid interest thereon, would automatically convert into shares of the Company's Series B Convertible Preferred Stock at the rate of $2.40 per share.
Loss on extinguishment of debt				0	(12,551,000)		(12,513,000)	(5,620,000)																													952,000	7,361,000												327,000	5,620,000					2,618,000			1,799,000
Repayment Of Debt Percentage																																							50.00%
Preferred Stock Shares Issued For Debt Settlement																																												653,439																			3,469,387
Common Stock Exercise Price1	$ 0.10									$ 0.10																											$ 0.30		$ 0.30
Debt Instrument, Increase (Decrease) for Period, Net																																																	2,000,000
Proceeds from Issuance of Debt																																																					$ 4,200,000							$ 1,600,000
Warrants Issuance To Purchase Common Stock Description																																							Warrants for the purchase of the Company's Common Stock equal to that number of shares of the Company's Common Stock determined by dividing 200% of the amount of principal and interest converted by $0.30.													Upon conversion of all or any portion of the Amended 2010 Bridge Notes, the Company will issue five-year warrants for the purchase, at an exercise price of $0.30 per share, of that number of shares of the Company's Common Stock determined by dividing (i) 200% of the amount of principal and interest so converted by (ii) $0.30 (the "Warrants").
Warrants Issuance To Purchase Stock Description																																																five-year warrants for the purchase, at an exercise price of $0.30 per share, of that number of shares of the Company's Common Stock determined by dividing (i) 200% of the amount of principal and interest so converted by (ii) $0.30 (the "Warrants").												Pursuant to the June 2011 Bridge Loan Agreement, the Company agreed, subject to the satisfaction of certain conditions, to amend the Warrants (i) to provide that they will be exercisable for the purchase of shares of the Company's Series B Convertible Preferred Stock (the "Series B Stock") instead of Common Stock (with the number of shares of the Series B Stock determined by dividing by ten (10) the number of shares of Common Stock for which the Warrants are currently exercisable) and (ii) to change the exercise prices of all Warrants (which currently range from $0.30 to $1.82 per share of Common Stock) to $1.30 per share of Series B Stock (the equivalent of $0.13 per Common-equivalent share).
Imputed Interest Rate																																																												10.00%
Preferred Stock, Price Per Share																																																															$ 1.30